BUSINESS COMBINATION - Pro-Forma Financial Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 2,174,968
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	$ 96,578